Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments January 31, 2024
(Unaudited)
NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 167.7%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 156.5% (93.3% of Total Investments) X 985,763,046
Alabama - 4.4% (2.6% of Total Investments)
$ 395 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call $ 436,445
22,925 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 23,648,258
4,000 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44, 144A
5/29 at 100.00 3,883,187
Total Alabama 27,967,890
Alaska - 1.3% (0.8% of Total Investments)
7,765 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, 5.000%, 12/01/50,
(AMT)
12/30 at 100.00 7,999,171
Total Alaska 7,999,171
Arizona - 3.3% (2.0% of Total Investments)
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51, 144A
7/28 at 103.00 1,732,221
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 866,111
340 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 290,858
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 873,910
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B
:
1,100 5.000%, 7/01/39, 144A 7/29 at 100.00 1,098,780
4,025 5.000%, 7/01/54, 144A 7/29 at 100.00 3,774,234
315 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%,
10/01/51, 144A
10/27 at 103.00 314,529
6,400 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, El Paso Electric Company, Refunding Series 2009A,
3.600%, 2/01/40
6/29 at 100.00 5,798,606
600 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/35, 144A
7/25 at 100.00 602,573
280 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55, 144A
9/30 at 100.00 239,136
1,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 1,001,738

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 50 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019,
5.000%, 7/01/49, 144A
7/26 at 100.00 $ 45,830
380 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.250%, 6/15/50, 144A
6/28 at 100.00 345,260
1,000 (c) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 757,858
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
2,205 6.000%, 10/01/37, 144A 10/27 at 100.00 1,564,114
2,350 6.125%, 10/01/52, 144A 10/27 at 100.00 1,421,158
Total Arizona 20,726,916
Arkansas - 2.1% (1.3% of Total Investments)
13,085 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 13,301,151
Total Arkansas 13,301,151
California - 6.6% (3.9% of Total Investments)
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 2,291,256
4,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 3,502,524
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 1,855,789
1,555 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 297,582
1,520 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 1,568,364
4,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 4,049,928
1,385 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 1,170,026
320 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 256,188
California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A
:
4,020 5.000%, 6/01/42, 144A 6/26 at 100.00 3,315,460
4,380 5.000%, 6/01/52, 144A 6/26 at 100.00 3,390,058
California School Finance Authority, Charter School Revenue Bonds, Arts
in Action Charter Schools - Obligated Group, Series 2020A
:
1,410 5.000%, 6/01/50, 144A 6/27 at 100.00 1,022,598
1,200 5.000%, 6/01/59, 144A 6/27 at 100.00 831,729
1,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60, 144A
6/28 at 100.00 855,305

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 $ 1,498,459
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
34 (d),(e) 5.750%, 7/01/24 1/22 at 100.00 34,162
1 (d),(e),(f) 5.750%, 7/01/30 1/22 at 100.00 432
16 (d),(e) 5.750%, 7/01/35 1/22 at 100.00 16,378
27 (d),(e) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 26,811
12 (d),(e) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 12,216
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
2/24 at 25.36 6,325,835
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 796,188
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 1,688,069
50,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 5,810,080
615 (g) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private Activity
Series 2021A, 5.000%, 5/15/39, (AMT)
5/31 at 100.00 668,130
Total California 41,283,567
Colorado - 13.2% (7.9% of Total Investments)
1,940 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding and Improvement Series 2023B,
8.250%, 12/15/39
12/28 at 103.00 2,005,725
3,000 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 2,791,960
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,539,490
962 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/35
6/24 at 103.00 813,600
3,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 2,393,238
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 643,633
3,985 Broadway Station Metropolitan District 3, Denver County, Colorado, Tax
Increment Supported Revenue Bonds, Series 2023A, 7.000%, 12/15/32
2/24 at 100.00 3,897,767
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 5.375%,
10/01/37
10/27 at 100.00 445,777

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 3,145 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A, 5.250%,
3/15/52, 144A
3/32 at 100.00 $ 3,019,902
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 5.000%,
7/01/36, 144A
7/26 at 100.00 506,581
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019
:
3,520 5.000%, 10/01/49, 144A 10/27 at 100.00 3,159,091
6,650 5.000%, 10/01/59, 144A 10/27 at 100.00 5,780,217
2,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 1,976,535
1,750 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 1,753,616
14,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
5.750%, 12/01/49
3/25 at 93.28 10,903,364
5,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 5,011,026
1,070 (h) Indy Oak Tod Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax  General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A, 5.500%, 12/01/50, (Pre-refunded 6/01/25),
144A
6/25 at 103.00 1,097,870
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/49
12/24 at 103.00 456,812
500 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 513,354
1,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
9/26 at 103.00 748,751
2,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 2,024,438
360 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 353,223
1,000 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series 2022A
and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3),
6.000%, 12/01/52
9/27 at 103.00 1,001,887
2,320 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 2,279,991
515 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 487,244
10,180 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 9,430,923
1,000 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 941,427
4,441 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 4,317,636

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.750%, 12/01/52
12/29 at 103.00 $ 5,037,745
1,194 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 1,178,837
719 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
12/24 at 102.00 742,573
500 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 463,855
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 1,038,399
760 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/51
12/25 at 103.00 583,811
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
2,200 5.000%, 12/01/41 3/26 at 103.00 1,896,053
1,000 5.000%, 12/01/51 3/26 at 103.00 817,760
1,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 934,217
Total Colorado 82,988,328
Connecticut - 0.4% (0.2% of Total Investments)
3,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54, 144A
10/24 at 104.00 2,445,036
Total Connecticut 2,445,036
District of Columbia - 3.7% (2.2% of Total Investments)
89,500 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
3/24 at 25.38 21,867,973
1,998 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 1,684,101
Total District of Columbia 23,552,074
Florida - 27.0% (16.1% of Total Investments)
2,000 Academical Village Community Development District, Davie, Florida,
Special Assessment Revenue Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 1,679,701
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
140 5.000%, 12/15/35, 144A 7/26 at 100.00 136,084
100 5.000%, 12/15/50, 144A 7/26 at 100.00 85,808
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A, 5.000%, 12/15/49,
144A
12/30 at 100.00 88,490
1,950 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39, 144A
1/29 at 100.00 1,882,415
725 (d) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 0.000%, 6/01/48, 144A
6/28 at 100.00 72,498

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
$ 1,490 5.625%, 8/01/37, 144A 8/24 at 103.00 $ 1,207,446
3,735 5.875%, 8/01/52, 144A 8/24 at 103.00 2,735,493
170 Cypress Preserve Community Development District, Pasco County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2019,
4.125%, 11/01/50
11/29 at 100.00 142,241
1,000 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1,
5.750%, 11/01/49, 144A
11/29 at 100.00 1,018,853
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014
:
2,500 5.875%, 6/15/34, 144A 6/24 at 100.00 2,277,644
5,795 6.000%, 6/15/44, 144A 6/24 at 100.00 4,867,607
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A
:
2,415 5.000%, 1/01/40, 144A 1/27 at 100.00 2,155,012
500 5.000%, 1/01/50, 144A 1/27 at 100.00 419,147
1,600 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.000%,
6/15/37, 144A
6/27 at 100.00 1,614,886
40,325 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
3/24 at 107.00 41,033,123
8,535 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
3/24 at 100.00 8,534,792
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
6,930 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/24 at 101.00 6,894,539
42,090 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/24 at 101.00 41,635,613
7,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
3/24 at 104.00 7,466,759
13,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
3/24 at 106.00 14,023,855
6,750 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 6,917,596
850 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
3/24 at 100.00 845,546
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
1,000 5.375%, 12/01/32, 144A 3/24 at 104.00 859,796
1,100 5.625%, 12/01/37, 144A 3/24 at 104.00 879,737
1,300 5.750%, 12/01/52, 144A 3/24 at 104.00 938,728
690 LT Ranch Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40
5/30 at 100.00 614,525

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,740 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53, 144A
5/42 at 100.00 $ 1,858,632
1,410 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.125%,
11/01/39
11/27 at 100.00 1,420,637
2,400 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 2,500,245
Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Capital Appreciation Series 2019A-2
:
3,125 0.000%, 10/01/41 10/29 at 66.18 1,309,305
2,130 0.000%, 10/01/48 10/29 at 50.96 584,823
500 0.000%, 10/01/54 10/29 at 40.38 97,876
100 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40
5/30 at 100.00 81,608
125 Portico Community Development District, Lee County, Florida,
Special  Assessment, Refunding Improvement Series 2020-1, 3.500%,
5/01/37
5/30 at 100.00 106,961
2,325 Saint Johns County Industrial Development Authority, Florida, First
Mortgage Revenue Bonds, Presbyterian Retirement Communities
Obligated Group Project, Series 2020A, 4.000%, 8/01/55
8/25 at 103.00 1,940,024
6,410 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.750%, 11/15/54
11/26 at 103.00 5,119,627
2,225 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 2,042,858
65 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-2, 4.750%, 5/01/29
No Opt. Call 65,519
1,575 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
6.375%, 11/01/47
11/31 at 100.00 1,645,664
410 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 1, Series 2017, 4.000%, 5/01/27
No Opt. Call 403,018
Total Florida 170,204,731
Georgia - 3.7% (2.2% of Total Investments)
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
1,250 (d) 6.500%, 1/01/29 1/28 at 100.00 562,500
7,030 (d) 6.750%, 1/01/35 1/28 at 100.00 3,163,500
18,430 (d) 7.000%, 1/01/40 1/28 at 100.00 8,293,500
441 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call 455,728
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 10,287,397
850 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.125%, 10/01/39
10/26 at 103.00 768,665
Total Georgia 23,531,290

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Hawaii - 0.2% (0.1% of Total Investments)
$ 1,150 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 $ 995,480
Total Hawaii 995,480
Idaho - 1.5% (0.9% of Total Investments)
9,750 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 9,541,614
Total Idaho 9,541,614
Illinois - 15.0% (8.9% of Total Investments)
4,605 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A, 6.000%, 12/01/49
12/33 at 100.00 5,070,041
7,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 7,987,991
2,800 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38, (UB)
1/26 at 100.00 2,811,446
5,000 (g) Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/49, (UB)
1/29 at 100.00 5,158,153
3,965 (g) Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42, (UB)
1/25 at 100.00 3,985,659
4,750 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2015, 5.000%, 9/01/32
9/24 at 100.00 4,753,601
10,850 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.250%, 5/15/54
5/24 at 103.00 8,201,914
2,000 Illinois Finance Authority, Solid Waste Revenue Bonds, LRS Holdings LLC
Project, Series 2023B, 7.375%, 9/01/42, (Mandatory Put 9/01/33), 144A
6/33 at 100.00 2,142,414
9,945 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 10,972,412
4,840 Illinois State, General Obligation Bonds, May Series 2018A, 5.000%,
5/01/32
5/28 at 100.00 5,201,011
890 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 987,321
4,600 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28
11/27 at 100.00 4,909,727
7,935 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 8,193,821
10,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/50 - AGM Insured
No Opt. Call 2,845,248
2,980 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 3,034,718
29,815 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54 - BAM Insured
No Opt. Call 6,860,894
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1
:
12,500 0.000%, 6/15/44 - AGM Insured No Opt. Call 5,207,505
4,545 0.000%, 6/15/45 - AGM Insured No Opt. Call 1,795,625
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
425 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 426,723
800 4.000%, 10/01/40 - BAM Insured 4/31 at 100.00 797,612

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 700 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 $ 691,166
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Second Lien Series 2020A
:
150 4.000%, 1/01/38 1/30 at 100.00 152,166
120 4.000%, 1/01/39 1/30 at 100.00 121,139
1,000 (d) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
2/24 at 100.00 430,000
820 (d) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
2/24 at 100.00 819,763
770 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
3/24 at 100.00 770,222
Total Illinois 94,328,292
Indiana - 1.5% (0.9% of Total Investments)
140 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 113,284
3,105 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013A, 5.000%, 10/01/32
3/24 at 100.00 3,106,702
500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 559,246
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
1,005 6.000%, 3/01/53 3/33 at 100.00 1,088,449
1,000 6.125%, 3/01/57 3/33 at 100.00 1,086,095
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 1,062,356
2,325 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
3/24 at 100.00 2,330,428
Total Indiana 9,346,560
Iowa - 0.6% (0.3% of Total Investments)
2,540 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
3/24 at 100.00 2,497,031
1,100 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 1,151,898
Total Iowa 3,648,929
Kansas - 1.5% (0.9% of Total Investments)
2,000 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.500%, 5/15/48
3/24 at 100.00 1,716,418
1,365 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 1,275,017
6,475 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 3/01/41, 144A
3/29 at 103.00 6,284,235
Total Kansas 9,275,670

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky - 0.2% (0.1% of Total Investments)
$ 1,475 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32, (AMT)
6/31 at 100.00 $ 1,230,268
Total Kentucky 1,230,268
Louisiana - 1.7% (1.0% of Total Investments)
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 831,982
945 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 840,605
260 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A
6/27 at 100.00 220,029
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
1,800 5.000%, 4/01/49, 144A 4/27 at 100.00 1,514,359
2,000 5.000%, 4/01/57, 144A 4/27 at 100.00 1,628,115
2,365 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 2,409,291
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A
:
235 (h) 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 253,469
15 4.000%, 4/01/50 4/30 at 100.00 14,697
200 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 220,101
1,235 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 1,347,484
800 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 872,864
695 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 764,853
Total Louisiana 10,917,849
Maryland - 1.0% (0.6% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,000 5.000%, 9/01/36 9/27 at 100.00 997,378
1,000 5.000%, 9/01/39 9/27 at 100.00 993,687
2,080 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 2,080,587
2,000 Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 1,981,993
Total Maryland 6,053,645
Massachusetts - 0.5% (0.3% of Total Investments)
3,900 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 3,205,103
Total Massachusetts 3,205,103
Michigan - 1.1% (0.6% of Total Investments)
1,845 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 1,727,198

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 74,130 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 $ 3,213,395
1,810 Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.500%, 5/01/50, 144A
5/27 at 100.00 1,642,268
Total Michigan 6,582,861
Minnesota - 1.0% (0.6% of Total Investments)
500 Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A, 5.000%, 7/01/53
7/26 at 102.00 418,672
1,300 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 1,159,043
2,440 Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54
7/27 at 102.00 2,088,508
130 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A, 5.250%, 12/01/52, 144A
12/27 at 100.00 106,628
30 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/40
7/30 at 100.00 27,067
2,040 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57, 144A
6/30 at 102.00 1,914,207
1,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health
Services Project, Refunding Series 2020, 3.950%, 3/01/50
3/25 at 101.00 678,800
Total Minnesota 6,392,925
Mississippi - 0.4% (0.2% of Total Investments)
2,285 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/46
9/26 at 100.00 2,306,510
Total Mississippi 2,306,510
Missouri - 0.8% (0.5% of Total Investments)
315 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 222,809
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A
:
2,900 5.250%, 5/15/42 5/27 at 100.00 2,370,389
1,750 5.250%, 5/15/50 5/27 at 100.00 1,342,966
1,500 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B, 5.000%, 2/01/50, 144A
2/28 at 100.00 1,354,189
Total Missouri 5,290,353
Nevada - 0.8% (0.5% of Total Investments)
9,203 (d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018, 0.000%, 2/15/38, (AMT), 144A
8/28 at 100.00 920,263
2,000 (d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 0.000%, 2/15/38, 144A
2/31 at 100.00 200,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
1,652 (d),(e) 5.875%, 12/15/27, (AMT), 144A No Opt. Call 249,365
340 (d),(e) 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 51,330

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 2,750 (d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 0.000%, 2/15/38, (AMT), 144A
8/29 at 100.00 $ 275,000
25,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 3,329,645
Total Nevada 5,025,603
New Hampshire - 0.6% (0.3% of Total Investments)
3,970 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
3/24 at 100.00 3,553,276
Total New Hampshire 3,553,276
New Jersey - 3.6% (2.2% of Total Investments)
4,000 (d) New Jersey Economic Development Authority Revenue Bonds, Black
Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%, 10/01/39,
144A
10/27 at 102.00 2,646,918
1,500 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.000%, 1/01/34
3/24 at 100.00 1,476,920
5,475 (d) New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 3,795,757
6,460 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27,
(AMT)
3/24 at 100.00 6,463,543
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 7,965,170
500 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B, 5.000%, 1/01/42, (AMT)
1/28 at 100.00 515,206
Total New Jersey 22,863,514
New Mexico - 0.1% (0.1% of Total Investments)
825 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
3/24 at 103.00 797,531
Total New Mexico 797,531
New York - 9.9% (5.9% of Total Investments)
250 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call 252,800
950 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 570,000
2,910 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 2,589,509
1,590 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 1,306,900
450 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 4.000%, 8/01/38
8/28 at 100.00 440,454
36,150 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/01/60, 144A
3/24 at 6.58 2,363,599
14,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 12,779,010

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 650 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 $ 590,612
1,570 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 1,664,206
380 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022, 5.875%, 7/01/52, 144A
7/32 at 100.00 378,094
625 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A
and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 601,168
1,740 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 1,741,654
3,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
2/24 at 100.00 3,000,066
875 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 911,804
4,900 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 5.625%, 4/01/40, (AMT)
4/31 at 100.00 5,317,470
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 1,152,465
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
2,950 5.000%, 1/01/32, (AMT) 1/26 at 100.00 2,222,504
4,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 3,016,735
3,320 5.000%, 1/01/35, (AMT) 1/26 at 100.00 2,509,949
2,775 5.000%, 1/01/36, (AMT) 1/26 at 100.00 2,100,567
18,200 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 16,577,193
Total New York 62,086,759
North Dakota - 0.2% (0.1% of Total Investments)
1,500 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/48
6/28 at 100.00 1,263,325
Total North Dakota 1,263,325
Ohio - 8.3% (4.9% of Total Investments)
49,235 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 5,049,931
195 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 148,175
10,950 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 10,353,971
2,610 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc.
Project, Series 1998, 5.375%, 9/15/27, (AMT)
3/24 at 100.00 2,610,326

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,275 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 $ 1,208,568
Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020
:
2,170 3.750%, 12/01/38 6/29 at 100.00 1,812,930
140 4.000%, 12/01/46 6/29 at 100.00 113,043
880 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 820,085
Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013
:
2,000 5.000%, 2/15/44 3/24 at 100.00 1,871,319
3,000 5.000%, 2/15/48 3/24 at 100.00 2,744,415
6,450 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 5,871,568
16,350 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 15,707,051
990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 834,649
2,000 (e) Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 2,012,100
1,000 (e) Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 989,160
Total Ohio 52,147,291
Oklahoma - 1.1% (0.7% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
975 5.000%, 8/15/38 8/28 at 100.00 960,123
2,685 5.500%, 8/15/57 8/28 at 100.00 2,703,501
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/45
11/25 at 102.00 987,141
2,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
3/24 at 100.00 2,475,329
Total Oklahoma 7,126,094
Oregon - 0.1% (0.1% of Total Investments)
100 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 102.00 89,191
1,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/56
11/28 at 103.00 772,185
Total Oregon 861,376
Pennsylvania - 3.6% (2.1% of Total Investments)
1,125 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
3/24 at 100.00 1,125,225

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 335 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 $ 351,074
3,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 3,218,697
1,555 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,137,293
2,565 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 2,280,069
3,100 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
2/24 at 100.00 1,605,942
4,430 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 4,461,743
1,000 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/30
12/25 at 100.00 881,835
1,870 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2017A, 5.125%, 10/15/37
4/27 at 100.00 1,819,016
2,350 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 2,321,137
3,555 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 2,943,621
1,720 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 172
1,720 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 172
1,260 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 126
545 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 495,451
Total Pennsylvania 22,641,573
Puerto Rico - 7.5% (4.5% of Total Investments)
130 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 5.000%, 1/01/24
No Opt. Call 47,788
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
1,120 (d),(e) 5.250%, 7/01/28 3/24 at 100.00 411,712
4 (d),(e) 5.250%, 7/01/28 3/24 at 100.00 1,470
465 (d),(e) 5.250%, 7/01/29 3/24 at 100.00 170,934
3 (d),(e) 5.250%, 7/01/29 3/24 at 100.00 1,103
345 (d),(e) 5.250%, 7/01/31 3/24 at 100.00 126,822
1 (d),(e) 5.250%, 7/01/31 3/24 at 100.00 368
500 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 5.250%, 7/01/28
3/24 at 100.00 183,800
100 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/27
3/24 at 100.00 36,760

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 400 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 5.250%, 7/01/24
3/24 at 100.00 $ 147,040
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
1,000 (d),(e) 5.050%, 1/01/24 7/23 at 100.00 367,600
1,000 (d),(e) 10.000%, 1/01/24 No Opt. Call 367,600
2,070 (d),(e) 5.000%, 7/01/29 3/24 at 100.00 760,932
3 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
5.375%, 1/01/24
6/23 at 100.00 1,103
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:
3,750 (d),(e) 5.000%, 7/01/26 3/24 at 100.00 1,378,500
310 (d),(e) 5.000%, 7/01/32 3/24 at 100.00 113,956
1,860 (d),(e) 5.000%, 7/01/37 3/24 at 100.00 683,736
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
370 (d),(e) 5.375%, 1/01/24 No Opt. Call 136,012
190 (d),(e) 5.375%, 1/01/24 No Opt. Call 69,844
25 (d),(e) 5.250%, 7/01/33 3/24 at 100.00 9,190
2,995 (d),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC,
5.000%, 7/01/28
3/24 at 100.00 1,100,962
4,000 (d),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/35
3/24 at 100.00 1,470,400
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
5,000 (d),(e) 7.000%, 7/01/33 3/24 at 100.00 1,838,000
10,000 (d),(e) 6.750%, 7/01/36 3/24 at 100.00 3,676,000
3,170 (d),(e) 5.000%, 7/01/42 3/24 at 100.00 1,165,292
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
10,202 0.000%, 7/01/46 7/28 at 41.38 3,182,441
7,550 0.000%, 7/01/51 7/28 at 30.01 1,741,421
967 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 546,313
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
0 (f) 5.625%, 7/01/27 No Opt. Call 3
240 5.750%, 7/01/31 No Opt. Call 267,394
23,533 0.000%, 7/01/33 7/31 at 89.94 14,997,784
0 (f) 4.000%, 7/01/37 7/31 at 103.00 356
5,182 4.000%, 7/01/41 7/31 at 103.00 4,742,683
12 4.000%, 7/01/46 7/31 at 103.00 10,369
13,065 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 7,250,821
500 University of Puerto Rico, University System Revenue Bonds, Series
2006Q, 5.000%, 6/01/24
3/24 at 100.00 498,839
Total Puerto Rico 47,505,348
South Carolina - 0.3% (0.2% of Total Investments)
430 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.375%, 11/01/49
11/29 at 100.00 366,603
400 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 345,533

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 1,450 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A, 5.125%, 8/15/35, 144A
2/25 at 100.00 $ 1,338,102
Total South Carolina 2,050,238
Tennessee - 1.3% (0.8% of Total Investments)
1,000 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%,
12/01/31, 144A
No Opt. Call 637,489
5,000 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A
12/26 at 100.00 4,530,880
1,534 (d) Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014, 5.250%, 5/01/25, 144A
11/24 at 100.00 153
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 596,362
1,500 (d) The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 6.500%, 6/01/27, 144A
No Opt. Call 165,000
2,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,041,175
Total Tennessee 7,971,059
Texas - 4.7% (2.8% of Total Investments)
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
500 5.000%, 1/01/31 1/27 at 100.00 513,498
500 5.000%, 1/01/32 1/27 at 100.00 513,237
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding Second Tier Series 2017B
:
340 5.000%, 1/01/25 No Opt. Call 339,486
475 5.000%, 1/01/29 1/27 at 100.00 478,322
850 5.000%, 1/01/34 1/27 at 100.00 857,219
3,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 3,010,770
4,665 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011, 6.500%, 7/15/30, (AMT)
3/24 at 100.00 4,667,881
250 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
4.750%, 9/01/37, 144A
9/26 at 100.00 242,047
200 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.625%, 9/15/49, 144A
9/30 at 100.00 182,950
520 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%,
8/15/49, 144A
8/24 at 100.00 477,871
70 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 53,899
445 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 366,562

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 4,086 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 $ 1,555,726
13,525 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 9,747,911
625 (h) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A,
5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 650,899
400 (h) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 401,096
110 North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019, 5.375%, 9/01/50,
144A
9/30 at 100.00 110,412
2,000 Rockdale, Milam County, Texas, Special Assessment Revenue Bonds,
Cornerstone Public Improvement District Improvement Area 1, Series
2023, 7.500%, 9/15/54, 144A
9/33 at 100.00 2,096,534
145 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.750%, 9/15/49, 144A
9/27 at 100.00 136,741
Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A
:
1,000 (d) 0.000%, 2/15/41 2/27 at 100.00 550,000
4,575 (d) 0.000%, 2/15/48 2/27 at 100.00 2,516,250
Total Texas 29,469,311
Utah - 2.6% (1.6% of Total Investments)
2,000 Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 1,497,005
13,925 (g) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT), (UB)
7/27 at 100.00 14,249,049
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A, 5.000%, 6/15/50,
144A
6/27 at 102.00 896,260
Total Utah 16,642,314
Virgin Islands - 2.9% (1.7% of Total Investments)
670 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
3/24 at 100.00 620,834
15,150 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/30, 144A
10/24 at 100.00 14,399,117
150 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call 149,131
1,930 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call 1,867,610
1,400 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 1,347,897
Total Virgin Islands 18,384,589

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 2.4% (1.4% of Total Investments)
$ 440 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.750%, 12/01/53
12/30 at 103.00 $ 471,963
Roanoke County Economic Development Authority, Virginia Residential
Care Facility Revenue Bonds, Richfield Living, Series 2019A
:
2,675 5.250%, 9/01/49 9/26 at 103.00 2,478,656
2,205 5.375%, 9/01/54 9/26 at 103.00 2,043,154
1,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 1,085,401
641 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019B, 6.525%, 7/01/52, 144A, (cash 7.500%, PIK 7.500%)
No Opt. Call 384,741
8,290 (g) Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT), (UB)
6/27 at 100.00 8,328,303
Total Virginia 14,792,218
Washington - 0.1% (0.1% of Total Investments)
1,000 Washington State Housing Finance Commission, Nonprofit Housing
Revenue Bonds, Rockwood Retirement Communities Project, Series
2020A, 5.000%, 1/01/51, 144A
1/26 at 103.00 823,544
Total Washington 823,544
West Virginia - 1.1% (0.7% of Total Investments)
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A
:
3,000 5.500%, 6/01/37, 144A 6/27 at 100.00 3,087,167
625 5.750%, 6/01/43, 144A 6/27 at 100.00 643,592
2,770 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement and Refunding Series
2023B, 8.000%, 6/01/53, 144A
6/28 at 29.69 625,604
2,500 Monongalia County, West Virginia, Tax Increment Revenue Bonds,
University Town Centre Development District 4, Senior Refunding and
Improvement Series 2023A, 6.000%, 6/01/53, 144A
6/33 at 100.00 2,691,385
Total West Virginia 7,047,748
Wisconsin - 12.6% (7.5% of Total Investments)
14,610 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/54
6/29 at 37.80 3,500,796
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
21st Century Public Academy Project, Series 2020A
:
750 5.000%, 6/01/40, 144A 6/28 at 102.00 672,541
1,340 5.000%, 6/01/49, 144A 6/28 at 102.00 1,122,312
365 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49, 144A
6/26 at 100.00 310,160
4,420 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/42, 144A
1/28 at 100.00 4,052,080

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
$ 3,000 5.000%, 6/15/36, 144A 6/26 at 100.00 $ 2,630,334
4,240 5.000%, 6/15/46, 144A 6/26 at 100.00 3,280,260
3,315 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A, 5.000%,
6/15/52, 144A
6/32 at 100.00 2,994,620
1,250 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 1,300,589
500 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/48, 144A
6/33 at 100.00 503,122
2,000 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 1,435,125
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
14,695 (d) 6.250%, 8/01/27, 144A No Opt. Call 11,462,100
2,375 (d) 6.750%, 8/01/31, 144A No Opt. Call 1,733,750
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
555 6.500%, 12/01/37, 144A 12/27 at 100.00 512,691
16,915 7.000%, 12/01/50, 144A 12/27 at 100.00 15,885,839
215 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call 12,900
1,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A
10/27 at 100.00 10
1,765 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 1,808,820
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A
7/28 at 100.00 1,400,000
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
600 5.000%, 4/01/50, 144A 4/30 at 100.00 549,287
35 (h) 5.000%, 4/01/50, (Pre-refunded 4/01/30), 144A 4/30 at 100.00 39,731
3,930 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021, 4.250%, 7/01/54,
(AMT)
7/31 at 100.00 2,749,496
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
5,885 6.125%, 1/01/33, 144A 1/28 at 100.00 2,648,250
250 6.250%, 1/01/38, 144A 1/28 at 100.00 112,500
8,735 6.375%, 1/01/48, 144A 1/28 at 100.00 3,930,750
210 (d),(e) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 21
Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D
:
6,225 0.000%, 12/15/45 - AGM Insured 12/30 at 56.77 2,345,499
5,190 0.000%, 12/15/50 - AGM Insured 12/30 at 46.55 1,488,359
4,500 0.000%, 12/15/60 - AGM Insured 12/30 at 29.95 781,098
6,165 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 6,220,740

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/46
11/26 at 103.00 $ 2,450,599
1,730 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017B, 3.900%, 11/01/42
11/26 at 100.00 1,659,743
Total Wisconsin 79,594,122
Total Municipal Bonds
(cost $1,066,062,420) 985,763,046
Shares Description (a) Value
X –
COMMON STOCKS - 11.2% (6.7% of Total Investments) X 70,446,915
Utilities - 11.2% (6.7% of Total Investments)
859,113 (i),(j) Energy Harbor Corp $ 68,550,345
29,178 (j),(k) Talen Energy Supply LLC 1,896,570
Total Utilities 70,446,915
Total Common Stocks
(cost $25,340,928) 70,446,915
Principal
Amount (000) Description (a) Coupon (l)
Reference
Rate (l) Spread (l) Maturity (m) Value
–
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (l) X 70,482
Capital Goods - 0.0% (0.0% of Total Investments)
$ 322 (d),(e),(n) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 70,482
Total Capital Goods 70,482
Total Variable Rate Senior Loan Interests
(cost $321,690) 70,482
Total Long-Term Investments
(cost $1,091,725,038) 1,056,280,443
Floating Rate Obligations - (4.2)% (26,175,000)
MFP Shares, Net - (65.8)%(o) (414,204,257)
Other Assets & Liabilities, Net -  2.3% 13,879,942
Net Assets Applicable to Common Shares - 100% $ 629,781,128

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMCO
them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 968,103,677 $ 17,659,369 $ 985,763,046
Common Stocks – 70,446,915 – 70,446,915
Variable Rate Senior Loan Interests – – 70,482 70,482
Total
$ – $ 1,038,550,592 $ 17,729,851 $ 1,056,280,443
Level 3
Municipals
Variable Rate
Senior Loan
Interests
Balance at the beginning of period $11,876,721 $70,482
Gains (losses):
Net realized gains (losses) 4 -
Change in net unrealized appreciation (depreciation) 4,190,420 -
Purchases at cost - -
Sales at proceeds (1,070) -
Net discounts (premiums) (12,703) -
Transfers into 3,001,260 -
Transfers (out of) (1,395,263) -
Balance at the end of period $17,659,369 $70,482
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $6,243,044 $-
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range Weighted Average
NMCO Municipal Bonds $17,659,369 Expected Recovery Recovery Proceeds 100.00% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 15.097% - 130% 46.96%
Variable Rate Senior
Loan Interests
70,482 Probability Weighted Expected
Recovery
Recovery Proceeds 21.91% N/A
Total $17,729,851
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
NMCO
Common Stocks $- $- $1,395,263 $(3,001,260) $3,001,260 $(1,395,263)
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Principal Amount (000) rounds to less than $1,000.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(i) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(l) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(m) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(n) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series
2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC
Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(o) MFP Shares, Net as a percentage of Total Investments is 39.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.